GOODWILL ON ACQUISITIONS NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL ON ACQUISITIONS NET (Details)
Goodwill begining balance	$ 9,481,547	$ 0
Acquisition of Oriental Wisdom		9,481,547
Impairment of goodwill in relation to Oriental Wisdom	(2,734,004)
Goodwill ending balance	$ 6,747,543	$ 9,481,547